UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Advantage Small Cap Growth Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
09/30/2024
Date of reporting period:
09/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Advantage Small Cap Growth Fund
Institutional Shares | PSGIX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$57	0.50%
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Institutional Shares returned 29.42%
  For the same period, the Russell 3000® Index returned 35.19% and the Russell 2000® Growth Index returned 27.66%.
What contributed to performance?
Fundamental and sentiment insights contributed to the Fund’s absolute performance. Fundamental measures, especially valuation measures that focus on companies based on their research and development expenditures, worked well. These insights correctly positioned the portfolio in the industrials and consumer staples sectors. Sentiment insights also contributed, led by those that gauged sentiment from conference calls. Textual data evaluation of analysts’ reports was helpful and led to successful positioning in financial stocks. In addition, macro thematic insights that evaluate companies’ E-invoicing at the industry level drove favorable positioning in the consumer discretionary sector.
What detracted from performance?
At a time of strong returns for the broader equity market, few aspects of the Fund’s positioning detracted from absolute performance. With this said, fundamental quality insights finished in negative territory. Defensive measures looking at the quality of company management detracted. Additionally, insights based on external financing measures motivated an unsuccessful overweight to the energy sector. Finally, a measure focusing on companies involved in the artificial intelligence ecosystem led to a negative return in the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	29.42%	9.58%	9.02%
Russell 3000® Index	35.19	15.26	12.83
Russell 2000® Growth Index	27.66	8.82	8.95
Key Fund statistics
Net Assets	$604,830,084
Number of Portfolio Holdings	598
Net Investment Advisory Fees	$1,681,754
Portfolio Turnover Rate	148%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	26.8%
Industrials	22.5%
Information Technology	21.0%
Consumer Discretionary	10.9%
Financials	6.7%
Energy	3.3%
Materials	2.8%
Communication Services	2.2%
Consumer Staples	1.7%
Real Estate	1.1%
Utilities	0.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(5.7	) %
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.6%
ACI Worldwide, Inc.	1.3%
Maximus, Inc.	1.0%
Fabrinet	1.0%
Vaxcyte, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Corcept Therapeutics, Inc.	0.9%
Primoris Services Corp.	0.8%
Boise Cascade Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Growth Fund
Institutional Shares | PSGIX
Annual Shareholder Report — September 30, 2024
PSGIX-09/24-AR

BlackRock Advantage Small Cap Growth Fund
Investor A Shares | CSGEX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$86	0.75%
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 29.20%
  For the same period, the Russell 3000® Index returned 35.19% and the Russell 2000® Growth Index returned 27.66%.
What contributed to performance?
Fundamental and sentiment insights contributed to the Fund’s absolute performance. Fundamental measures, especially valuation measures that focus on companies based on their research and development expenditures, worked well. These insights correctly positioned the portfolio in the industrials and consumer staples sectors. Sentiment insights also contributed, led by those that gauged sentiment from conference calls. Textual data evaluation of analysts’ reports was helpful and led to successful positioning in financial stocks. In addition, macro thematic insights that evaluate companies’ E-invoicing at the industry level drove favorable positioning in the consumer discretionary sector.
What detracted from performance?
At a time of strong returns for the broader equity market, few aspects of the Fund’s positioning detracted from absolute performance. With this said, fundamental quality insights finished in negative territory. Defensive measures looking at the quality of company management detracted. Additionally, insights based on external financing measures motivated an unsuccessful overweight to the energy sector. Finally, a measure focusing on companies involved in the artificial intelligence ecosystem led to a negative return in the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	29.20%	9.32%	8.73%
Investor A Shares (with sales charge)	22.42	8.14	8.15
Russell 3000® Index	35.19	15.26	12.83
Russell 2000® Growth Index	27.66	8.82	8.95
Key Fund statistics
Net Assets	$604,830,084
Number of Portfolio Holdings	598
Net Investment Advisory Fees	$1,681,754
Portfolio Turnover Rate	148%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	26.8%
Industrials	22.5%
Information Technology	21.0%
Consumer Discretionary	10.9%
Financials	6.7%
Energy	3.3%
Materials	2.8%
Communication Services	2.2%
Consumer Staples	1.7%
Real Estate	1.1%
Utilities	0.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(5.7	) %
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.6%
ACI Worldwide, Inc.	1.3%
Maximus, Inc.	1.0%
Fabrinet	1.0%
Vaxcyte, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Corcept Therapeutics, Inc.	0.9%
Primoris Services Corp.	0.8%
Boise Cascade Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Growth Fund
Investor A Shares | CSGEX
Annual Shareholder Report — September 30, 2024
CSGEX-09/24-AR

BlackRock Advantage Small Cap Growth Fund
Class K Shares | PSGKX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$52	0.45%
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 29.48%
  For the same period, the Russell 3000® Index returned 35.19% and the Russell 2000® Growth Index returned 27.66%.
What contributed to performance?
Fundamental and sentiment insights contributed to the Fund’s absolute performance. Fundamental measures, especially valuation measures that focus on companies based on their research and development expenditures, worked well. These insights correctly positioned the portfolio in the industrials and consumer staples sectors. Sentiment insights also contributed, led by those that gauged sentiment from conference calls. Textual data evaluation of analysts’ reports was helpful and led to successful positioning in financial stocks. In addition, macro thematic insights that evaluate companies’ E-invoicing at the industry level drove favorable positioning in the consumer discretionary sector.
What detracted from performance?
At a time of strong returns for the broader equity market, few aspects of the Fund’s positioning detracted from absolute performance. With this said, fundamental quality insights finished in negative territory. Defensive measures looking at the quality of company management detracted. Additionally, insights based on external financing measures motivated an unsuccessful overweight to the energy sector. Finally, a measure focusing on companies involved in the artificial intelligence ecosystem led to a negative return in the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	29.48%	9.63%	9.05%
Russell 3000® Index	35.19	15.26	12.83
Russell 2000® Growth Index	27.66	8.82	8.95
Key Fund statistics
Net Assets	$604,830,084
Number of Portfolio Holdings	598
Net Investment Advisory Fees	$1,681,754
Portfolio Turnover Rate	148%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	26.8%
Industrials	22.5%
Information Technology	21.0%
Consumer Discretionary	10.9%
Financials	6.7%
Energy	3.3%
Materials	2.8%
Communication Services	2.2%
Consumer Staples	1.7%
Real Estate	1.1%
Utilities	0.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(5.7	) %
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.6%
ACI Worldwide, Inc.	1.3%
Maximus, Inc.	1.0%
Fabrinet	1.0%
Vaxcyte, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Corcept Therapeutics, Inc.	0.9%
Primoris Services Corp.	0.8%
Boise Cascade Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Growth Fund
Class K Shares | PSGKX
Annual Shareholder Report — September 30, 2024
PSGKX-09/24-AR

BlackRock Advantage Small Cap Growth Fund
Class R Shares | BSGRX
Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$114	1.00%
How did the Fund perform last year?
  For the reporting period ended September 30, 2024, the Fund's Class R Shares returned 28.83%
  For the same period, the Russell 3000® Index returned 35.19% and the Russell 2000® Growth Index returned 27.66%.
What contributed to performance?
Fundamental and sentiment insights contributed to the Fund’s absolute performance. Fundamental measures, especially valuation measures that focus on companies based on their research and development expenditures, worked well. These insights correctly positioned the portfolio in the industrials and consumer staples sectors. Sentiment insights also contributed, led by those that gauged sentiment from conference calls. Textual data evaluation of analysts’ reports was helpful and led to successful positioning in financial stocks. In addition, macro thematic insights that evaluate companies’ E-invoicing at the industry level drove favorable positioning in the consumer discretionary sector.
What detracted from performance?
At a time of strong returns for the broader equity market, few aspects of the Fund’s positioning detracted from absolute performance. With this said, fundamental quality insights finished in negative territory. Defensive measures looking at the quality of company management detracted. Additionally, insights based on external financing measures motivated an unsuccessful overweight to the energy sector. Finally, a measure focusing on companies involved in the artificial intelligence ecosystem led to a negative return in the communication services sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2014 through September 30, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	28.83%	9.04%	8.48%
Russell 3000® Index	35.19	15.26	12.83
Russell 2000® Growth Index	27.66	8.82	8.95
Key Fund statistics
Net Assets	$604,830,084
Number of Portfolio Holdings	598
Net Investment Advisory Fees	$1,681,754
Portfolio Turnover Rate	148%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Health Care	26.8%
Industrials	22.5%
Information Technology	21.0%
Consumer Discretionary	10.9%
Financials	6.7%
Energy	3.3%
Materials	2.8%
Communication Services	2.2%
Consumer Staples	1.7%
Real Estate	1.1%
Utilities	0.1%
Short-Term Securities	6.6%
Liabilities in Excess of Other Assets	(5.7	) %
Ten largest holdings
Security(b)	Percent of Net Assets
ExlService Holdings, Inc.	1.6%
ACI Worldwide, Inc.	1.3%
Maximus, Inc.	1.0%
Fabrinet	1.0%
Vaxcyte, Inc.	0.9%
Sprouts Farmers Market, Inc.	0.9%
FTAI Aviation Ltd.	0.9%
Corcept Therapeutics, Inc.	0.9%
Primoris Services Corp.	0.8%
Boise Cascade Co.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Small Cap Growth Fund
Class R Shares | BSGRX
Annual Shareholder Report — September 30, 2024
BSGRX-09/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Small Cap Growth Fund	$30,192	$30,192	$0	$0	$15,288	$15,300	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Small Cap Growth Fund	$15,288	$15,707

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

SEPTEMBER 30, 2024

2024 Annual Financial Statements and Additional Information

BlackRock FundsSM

•	BlackRock Advantage Small Cap Growth Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments September 30, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
AeroVironment, Inc.(a)(b)	9,685	$1,941,842
Astronics Corp.(a)	104	2,026
BWX Technologies, Inc.	2,900	315,230
Cadre Holdings, Inc.	15,970	606,062
Moog, Inc., Class A	19,167	3,872,117

		6,737,277

Automobile Components — 1.9%
Adient PLC(a)	13,242	298,872
Dorman Products, Inc.(a)	3,856	436,191
Goodyear Tire & Rubber Co. (The)(a)	8,712	77,101
Modine Manufacturing Co.(a)	36,398	4,833,291
Patrick Industries, Inc.	19,001	2,705,172
Visteon Corp.(a)	31,089	2,960,916

		11,311,543

Banks — 0.4%
Amalgamated Financial Corp.	9,194	288,416
Bank OZK	2,831	121,705
Bank7 Corp.	15,654	586,555
ConnectOne Bancorp, Inc.	3,629	90,906
First Business Financial Services, Inc.	2,477	112,926
First Internet Bancorp	2,643	90,549
Investar Holding Corp.	7,998	155,161
Metropolitan Bank Holding Corp.(a)	4,889	257,064
ServisFirst Bancshares, Inc.	5,710	459,370

		2,162,652

Beverages — 0.0%
National Beverage Corp.	115	5,398

Biotechnology — 14.0%
4D Molecular Therapeutics, Inc.(a)	20,076	217,022
Absci Corp.(a)	17,183	65,639
ACADIA Pharmaceuticals, Inc.(a)	121,031	1,861,457
Acrivon Therapeutics, Inc.(a)	74	518
ADMA Biologics, Inc.(a)	153,012	3,058,710
Akero Therapeutics, Inc.(a)	16,340	468,795
Aldeyra Therapeutics, Inc.(a)	7,619	41,066
Alector, Inc.(a)	128,799	600,203
Alkermes PLC(a)	53,473	1,496,709
Amicus Therapeutics, Inc.(a)	230,048	2,456,913
AnaptysBio, Inc.(a)	32,703	1,095,550
Anika Therapeutics, Inc.(a)	16,537	408,464
Apellis Pharmaceuticals, Inc.(a)	14,404	415,411
Apogee Therapeutics, Inc.(a)	6,616	388,624
Arcellx, Inc.(a)	12,644	1,055,900
Arcturus Therapeutics Holdings, Inc.(a)	41,223	956,786
Arcus Biosciences, Inc.(a)	35,110	536,832
Arcutis Biotherapeutics, Inc.(a)	68,310	635,283
Ardelyx, Inc.(a)	36,108	248,784
Arrowhead Pharmaceuticals, Inc.(a)	27,781	538,118
ARS Pharmaceuticals, Inc.(a)	7,613	110,388
Astria Therapeutics, Inc.(a)	38,051	418,941
Aurinia Pharmaceuticals, Inc.(a)	10,021	73,454
Avidity Biosciences, Inc.(a)	33,639	1,545,039
BioCryst Pharmaceuticals, Inc.(a)(b)	218,402	1,659,855
Biohaven Ltd.(a)	21,274	1,063,062
Black Diamond Therapeutics, Inc.(a)	1,916	8,335
Blueprint Medicines Corp.(a)	36,592	3,384,760
Bridgebio Pharma, Inc.(a)	38,331	975,907
C4 Therapeutics, Inc.(a)	33,629	191,685
CareDx, Inc.(a)	21,600	674,460

Security	Shares	Value

Biotechnology (continued)
Catalyst Pharmaceuticals, Inc.(a)	104,115	$2,069,806
Celldex Therapeutics, Inc.(a)	13,591	461,958
Cogent Biosciences, Inc.(a)	8,277	89,392
Coherus Biosciences, Inc.(a)(b)	159,596	165,980
Crinetics Pharmaceuticals, Inc.(a)	22,486	1,149,035
Cytokinetics, Inc.(a)	4,638	244,886
Day One Biopharmaceuticals, Inc.(a)	20,239	281,929
Denali Therapeutics, Inc.(a)(b)	66,914	1,949,205
Dyne Therapeutics, Inc.(a)	36,445	1,309,104
Entrada Therapeutics, Inc.(a)	3,448	55,099
Fate Therapeutics, Inc.(a)	61,171	214,098
Foghorn Therapeutics, Inc.(a)	175	1,629
Geron Corp.(a)	54,488	247,375
Halozyme Therapeutics, Inc.(a)(b)	47,274	2,705,964
Ideaya Biosciences, Inc.(a)	45,652	1,446,255
Immunovant, Inc.(a)(b)	8,186	233,383
Inhibrx Biosciences, Inc.(a)	1	16
Insmed, Inc.(a)(b)	61,216	4,468,768
Intellia Therapeutics, Inc.(a)	40,967	841,872
Ionis Pharmaceuticals, Inc.(a)	26,323	1,054,499
Iovance Biotherapeutics, Inc.(a)(b)	63,260	594,011
iTeos Therapeutics, Inc.(a)	46,514	474,908
Janux Therapeutics, Inc.(a)	3,756	170,635
Keros Therapeutics, Inc.(a)	9,956	578,145
Kiniksa Pharmaceuticals International PLC(a)	53,901	1,346,986
Kronos Bio, Inc.(a)	17,065	17,063
Krystal Biotech, Inc.(a)(b)	7,592	1,381,972
Kura Oncology, Inc.(a)	55,479	1,084,060
Kymera Therapeutics, Inc.(a)	33,202	1,571,451
Larimar Therapeutics, Inc.(a)	41,578	272,336
Madrigal Pharmaceuticals, Inc.(a)	5,172	1,097,602
MannKind Corp.(a)	111,795	703,191
MeiraGTx Holdings PLC(a)	19,163	79,910
MiMedx Group, Inc.(a)	46,834	276,789
Mirum Pharmaceuticals, Inc.(a)	11,668	455,052
Myriad Genetics, Inc.(a)	6,282	172,064
Natera, Inc.(a)	8,115	1,030,199
Neurocrine Biosciences, Inc.(a)	1,249	143,910
Novavax, Inc.(a)	4,329	54,675
Nurix Therapeutics, Inc.(a)	21,899	492,071
Nuvalent, Inc., Class A(a)	12,214	1,249,492
Organogenesis Holdings, Inc., Class A(a)	56,453	161,456
Poseida Therapeutics, Inc.(a)	53,710	153,611
Praxis Precision Medicines, Inc.(a)	1,446	83,203
Protagonist Therapeutics, Inc.(a)	12,933	581,985
Prothena Corp. PLC(a)	8,155	136,433
PTC Therapeutics, Inc.(a)	47,088	1,746,965
Puma Biotechnology, Inc.(a)(b)	45,522	116,081
Recursion Pharmaceuticals, Inc., Class A(a)(b)	90,660	597,449
REGENXBIO, Inc.(a)	5,912	62,017
Relay Therapeutics, Inc.(a)	98,765	699,256
Replimune Group, Inc.(a)	8,851	97,007
REVOLUTION Medicines, Inc.(a)	30,269	1,372,699
Rhythm Pharmaceuticals, Inc.(a)(b)	20,403	1,068,913
Rigel Pharmaceuticals, Inc.(a)	26,122	422,654
Sana Biotechnology, Inc.(a)	100,800	419,328
Sarepta Therapeutics, Inc.(a)	2,890	360,932
Scholar Rock Holding Corp.(a)(b)	15,758	126,222
SpringWorks Therapeutics, Inc.(a)	25,373	812,951
Stoke Therapeutics, Inc.(a)	33	406
Summit Therapeutics, Inc.(a)	8,037	176,010
Sutro Biopharma, Inc.(a)	7,716	26,697

4	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Syndax Pharmaceuticals, Inc.(a)	86,951	$1,673,807
TG Therapeutics, Inc.(a)(b)	102,908	2,407,018
Travere Therapeutics, Inc.(a)	26,489	370,581
Twist Bioscience Corp.(a)	28,077	1,268,519
Ultragenyx Pharmaceutical, Inc.(a)	19,685	1,093,502
UroGen Pharma Ltd.(a)	66	838
Vanda Pharmaceuticals, Inc.(a)	141,988	665,924
Vaxcyte, Inc.(a)	47,496	5,427,368
Vera Therapeutics, Inc., Class A(a)	4,090	180,778
Veracyte, Inc.(a)	23,869	812,501
Vericel Corp.(a)	32,583	1,376,632
Verve Therapeutics, Inc.(a)	23,298	112,762
Viking Therapeutics, Inc.(a)	2,267	143,524
Voyager Therapeutics, Inc.(a)	51,587	301,784
Xencor, Inc.(a)	33,116	665,963

		84,613,221

Broadline Retail — 0.0%
Etsy, Inc.(a)	966	53,642

Building Products — 2.9%
Advanced Drainage Systems, Inc.	15,064	2,367,458
American Woodmark Corp.(a)	7,842	732,835
Apogee Enterprises, Inc.	11,401	798,241
AZEK Co., Inc. (The), Class A(a)	54,148	2,534,127
CSW Industrials, Inc.(b)	5,160	1,890,572
Gibraltar Industries, Inc.(a)	39,393	2,754,753
UFP Industries, Inc.	22,414	2,940,941
Zurn Elkay Water Solutions Corp.	95,965	3,448,982

		17,467,909

Capital Markets — 2.4%
Brightsphere Investment Group, Inc.	60,817	1,544,752
Donnelley Financial Solutions, Inc.(a)(b)	26,244	1,727,643
Evercore, Inc., Class A	2,328	589,776
Federated Hermes, Inc., Class B	4,604	169,289
GCM Grosvenor, Inc., Class A	11,178	126,535
Hamilton Lane, Inc., Class A	13,940	2,347,357
Houlihan Lokey, Inc., Class A	16,526	2,611,438
Invesco Ltd.	29,133	511,575
Piper Sandler Cos.	2,803	795,519
PJT Partners, Inc., Class A	26,365	3,515,509
SEI Investments Co.	1,005	69,536
Silvercrest Asset Management Group, Inc., Class A	12,153	209,518
Virtu Financial, Inc., Class A	10,919	332,593

		14,551,040

Chemicals — 0.7%
Cabot Corp.	25,000	2,794,250
Hawkins, Inc.	1,573	200,510
Innospec, Inc.	1,265	143,059
Minerals Technologies, Inc.	108	8,341
Quaker Chemical Corp.	7,096	1,195,605

		4,341,765

Commercial Services & Supplies — 0.3%
Cimpress PLC(a)	14,384	1,178,337
Healthcare Services Group, Inc.(a)	8,453	94,420
Interface, Inc., Class A	1,817	34,469
Viad Corp.(a)	8,251	295,633

		1,602,859

Communications Equipment — 0.4%
Calix, Inc.(a)	42,967	1,666,690
NETGEAR, Inc.(a)	25,042	502,343

		2,169,033

Security	Shares	Value

Construction & Engineering — 3.5%
Comfort Systems U.S.A., Inc.	10,330	$4,032,315
Construction Partners, Inc., Class A(a)	42	2,932
Dycom Industries, Inc.(a)	25,133	4,953,714
EMCOR Group, Inc.	175	75,343
Fluor Corp.(a)	38,560	1,839,698
IES Holdings, Inc.(a)	4,373	872,938
Primoris Services Corp.	87,374	5,074,682
Sterling Infrastructure, Inc.(a)	26,103	3,785,457
Tutor Perini Corp.(a)	17,019	462,236

		21,099,315

Consumer Finance — 1.8%
Enova International, Inc.(a)	20,145	1,687,950
EZCORP, Inc., Class A, NVS(a)	137,146	1,537,407
FirstCash Holdings, Inc.	24,499	2,812,485
LendingTree, Inc.(a)	10,244	594,459
OneMain Holdings, Inc.	24,304	1,143,989
PROG Holdings, Inc.	37,956	1,840,487
Regional Management Corp.	35,716	1,168,270

		10,785,047

Consumer Staples Distribution & Retail — 1.0%
Performance Food Group Co.(a)	367	28,762
PriceSmart, Inc.	10,820	993,060
Sprouts Farmers Market, Inc.(a)(b)	47,237	5,215,437

		6,237,259

Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.(a)	1,407	197,163
Coursera, Inc.(a)	60,640	481,482
Frontdoor, Inc.(a)	32,585	1,563,754
Laureate Education, Inc., Class A	132,884	2,207,203
OneSpaWorld Holdings Ltd.	22,694	374,678

		4,824,280

Diversified REITs — 0.1%
CTO Realty Growth, Inc.	20,275	385,631

Diversified Telecommunication Services — 0.2%
ATN International, Inc.	1,544	49,933
Bandwidth, Inc., Class A(a)	41,981	735,088
IDT Corp., Class B	89	3,397
Iridium Communications, Inc.	9,249	281,632

		1,070,050

Electric Utilities — 0.1%
TXNM Energy, Inc.	16,975	742,996

Electrical Equipment — 1.3%
Allient, Inc.	30,586	580,828
American Superconductor Corp.(a)	10,468	247,045
Atkore, Inc.	19,742	1,672,937
EnerSys	24,742	2,524,921
Generac Holdings, Inc.(a)	5,344	849,055
NEXTracker, Inc., Class A(a)	25,540	957,239
Powell Industries, Inc.	3,453	766,532

		7,598,557

Electronic Equipment, Instruments & Components — 3.7%
Avnet, Inc.	12,312	668,665
Badger Meter, Inc.	18,431	4,025,515
ePlus, Inc.(a)	3,188	313,508
Fabrinet(a)	25,828	6,106,772
FARO Technologies, Inc.(a)	11,960	228,914
Flex Ltd.(a)	66,238	2,214,336
Insight Enterprises, Inc.(a)	16,292	3,509,134
Itron, Inc.(a)	3,735	398,935

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (continued) September 30, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Kimball Electronics, Inc.(a)	5,009	$92,717
Napco Security Technologies, Inc.	15,532	628,425
OSI Systems, Inc.(a)	10,667	1,619,571
PC Connection, Inc.	23,880	1,801,268
TTM Technologies, Inc.(a)	25,401	463,568

		22,071,328

Energy Equipment & Services — 2.3%
Archrock, Inc.	101,873	2,061,910
Cactus, Inc., Class A	1,108	66,114
ChampionX Corp.	85,342	2,573,061
Forum Energy Technologies, Inc.(a)	13,622	210,596
Helix Energy Solutions Group, Inc.(a)	11,537	128,061
Liberty Energy, Inc., Class A	112,139	2,140,734
Noble Corp. PLC	46,850	1,693,159
NOV, Inc.	8,656	138,236
Oceaneering International, Inc.(a)(b)	97,997	2,437,185
Oil States International, Inc.(a)	318	1,463
Patterson-UTI Energy, Inc.	23,531	180,012
Tidewater, Inc.(a)	29,818	2,140,634

		13,771,165

Entertainment — 0.2%
Lions Gate Entertainment Corp., Class B, NVS(a)	12,709	87,946
Playstudios, Inc., Class A(a)	117,544	177,491
Roku, Inc., Class A(a)	11,954	892,486

		1,157,923

Financial Services — 1.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	14,326	465,452
Essent Group Ltd.	8,475	544,858
Euronet Worldwide, Inc.(a)	24,491	2,430,242
International Money Express, Inc.(a)	22,968	424,678
Mr. Cooper Group, Inc.(a)	16,571	1,527,515
NewtekOne, Inc.	7,928	98,783
NMI Holdings, Inc., Class A(a)	32,251	1,328,418
Pagseguro Digital Ltd., Class A(a)	39,600	340,956
StoneCo Ltd., Class A(a)	83,931	945,063
Velocity Financial, Inc.(a)	29,502	578,534

		8,684,499

Food Products — 0.5%
Freshpet, Inc.(a)	5,982	818,158
John B. Sanfilippo & Son, Inc.	7,634	719,963
Lancaster Colony Corp.	3,251	574,029
Vital Farms, Inc.(a)	25,234	884,956

		2,997,106

Ground Transportation — 0.1%
Covenant Logistics Group, Inc., Class A	9,775	516,511
Lyft, Inc., Class A(a)	2,414	30,778
XPO, Inc.(a)	960	103,210

		650,499

Health Care Equipment & Supplies — 4.2%
Accuray, Inc.(a)	167,936	302,285
AngioDynamics, Inc.(a)	95,215	740,773
Artivion, Inc.(a)	13,933	370,896
Axogen, Inc.(a)	13,333	186,929
Axonics, Inc.(a)	21,973	1,529,321
Cerus Corp.(a)	261,210	454,505
CONMED Corp.	3,484	250,569
Glaukos Corp.(a)	1,341	174,705
Haemonetics Corp.(a)	14,315	1,150,640
Inari Medical, Inc.(a)	13,343	550,265

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Inogen, Inc.(a)	7	$68
Inspire Medical Systems, Inc.(a)(b)	3,155	665,863
iRadimed Corp.	59,934	3,014,081
iRhythm Technologies, Inc.(a)	10,549	783,158
Lantheus Holdings, Inc.(a)	18,752	2,058,032
LeMaitre Vascular, Inc.	40,700	3,780,623
Merit Medical Systems, Inc.(a)	5,368	530,519
Novocure Ltd.(a)	99,151	1,549,730
Omnicell, Inc.(a)	9,785	426,626
OraSure Technologies, Inc.(a)	352	1,503
PROCEPT BioRobotics Corp.(a)	4,189	335,623
Pulmonx Corp.(a)	1,114	9,235
RxSight, Inc.(a)	24,134	1,192,943
SI-BONE, Inc.(a)	35,730	499,505
STAAR Surgical Co.(a)	18,665	693,405
Surmodics, Inc.(a)	2,528	98,036
Tandem Diabetes Care, Inc.(a)	30,680	1,301,139
TransMedics Group, Inc.(a)	16,372	2,570,404
Treace Medical Concepts, Inc.(a)	56,186	325,879
UFP Technologies, Inc.(a)	77	24,386

		25,571,646

Health Care Providers & Services — 4.1%
23andMe Holding Co., Class A(a)	138	48
Addus HomeCare Corp.(a)	24,027	3,196,312
agilon health, Inc.(a)	99,851	392,414
Alignment Healthcare, Inc.(a)	81,409	962,254
Brookdale Senior Living, Inc.(a)	32,573	221,171
Castle Biosciences, Inc.(a)	17,030	485,696
CorVel Corp.(a)	8,388	2,741,953
Enhabit, Inc.(a)	515	4,068
Ensign Group, Inc. (The)	13,540	1,947,323
Guardant Health, Inc.(a)	55,985	1,284,296
HealthEquity, Inc.(a)(b)	23,308	1,907,760
Hims & Hers Health, Inc., Class A(a)	91,168	1,679,315
LifeStance Health Group, Inc.(a)	65,065	455,455
PACS Group, Inc.(a)	2,598	103,842
Pennant Group, Inc. (The)(a)	8,077	288,349
PetIQ, Inc., Class A(a)	2,468	75,940
Privia Health Group, Inc.(a)(b)	170,751	3,109,376
Progyny, Inc.(a)	98,853	1,656,776
RadNet, Inc.(a)	9,787	679,120
Select Medical Holdings Corp.	71,332	2,487,347
Surgery Partners, Inc.(a)	31,899	1,028,424
Viemed Healthcare, Inc.(a)	52,373	383,894

		25,091,133

Health Care Technology — 0.6%
Evolent Health, Inc., Class A(a)	35,002	989,857
Health Catalyst, Inc.(a)	59,718	486,105
HealthStream, Inc.	18,075	521,283
Phreesia, Inc.(a)	56,266	1,282,302
Teladoc Health, Inc.(a)	54,641	501,604

		3,781,151

Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.	5,650	605,906
Summit Hotel Properties, Inc.	11,220	76,969

		682,875

Hotels, Restaurants & Leisure — 1.6%
Brinker International, Inc.(a)	13,427	1,027,568
Everi Holdings, Inc.(a)	18,968	249,239
Life Time Group Holdings, Inc.(a)	15,035	367,155
Lindblad Expeditions Holdings, Inc.(a)	14,441	133,579

6	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
PlayAGS, Inc.(a)	44,180	$503,210
Rush Street Interactive, Inc., Class A(a)	77,755	843,642
Shake Shack, Inc., Class A(a)	5,342	551,348
Super Group SGHC Ltd.	87,560	317,843
Sweetgreen, Inc., Class A(a)(b)	7,704	273,107
Texas Roadhouse, Inc.	8,775	1,549,665
Travel + Leisure Co.	7,966	367,073
United Parks & Resorts, Inc.(a)	1,149	58,139
Wingstop, Inc.	8,607	3,581,201

		9,822,769

Household Durables — 2.1%
Century Communities, Inc.	13,862	1,427,509
Champion Homes, Inc.(a)	2,080	197,288
Green Brick Partners, Inc.(a)(b)	5,697	475,813
Hovnanian Enterprises, Inc., Class A(a)	31	6,335
Installed Building Products, Inc.	11,232	2,766,105
LGI Homes, Inc.(a)	5,857	694,172
M/I Homes, Inc.(a)	9,812	1,681,384
Taylor Morrison Home Corp., Class A(a)	988	69,417
Toll Brothers, Inc.	16,371	2,529,156
Tri Pointe Homes, Inc.(a)	60,147	2,725,261
Vizio Holding Corp., Class A(a)	29,943	334,463

		12,906,903

Household Products — 0.1%
Energizer Holdings, Inc.	11,696	371,465
Spectrum Brands Holdings, Inc.	874	83,152

		454,617

Industrial Conglomerates — 0.1%
Brookfield Business Corp., Class A	12,885	326,377

Industrial REITs — 0.1%
First Industrial Realty Trust, Inc.	15,599	873,232

Insurance — 0.7%
AMERISAFE, Inc.	4,839	233,869
Crawford & Co., Class A, NVS	16,840	184,735
HCI Group, Inc.	2,967	317,647
Investors Title Co.	1	230
Oscar Health, Inc., Class A(a)	52,290	1,109,071
Palomar Holdings, Inc.(a)	17,966	1,700,841
Selective Insurance Group, Inc.	747	69,695
Skyward Specialty Insurance Group, Inc.(a)	814	33,154
Tiptree, Inc.	28,239	552,637

		4,201,879

Interactive Media & Services — 1.4%
DHI Group, Inc.(a)	24,259	44,637
EverQuote, Inc., Class A(a)	66,791	1,408,622
Grindr, Inc.(a)	14,081	167,986
MediaAlpha, Inc., Class A(a)	58,960	1,067,766
Nextdoor Holdings, Inc., Class A(a)	87,540	217,099
Outbrain, Inc.(a)	38,263	185,958
QuinStreet, Inc.(a)	32,633	624,269
Yelp, Inc.(a)	91,124	3,196,630
ZipRecruiter, Inc., Class A(a)	185,096	1,758,412

		8,671,379

IT Services — 0.7%
Backblaze, Inc., Class A(a)	26,018	166,255
Brightcove, Inc.(a)	104,741	226,241
Couchbase, Inc.(a)	18,845	303,781
Grid Dynamics Holdings, Inc., Class A(a)	29,177	408,478
Hackett Group, Inc. (The)	26,420	694,053

Security	Shares	Value

IT Services (continued)
Information Services Group, Inc.	44,889	$148,134
Kyndryl Holdings, Inc.(a)	26,270	603,685
Perficient, Inc.(a)	5,857	442,086
Squarespace, Inc., Class A(a)	27,160	1,261,039

		4,253,752

Leisure Products — 0.4%
YETI Holdings, Inc.(a)	57,142	2,344,536

Life Sciences Tools & Services — 0.5%
10X Genomics, Inc., Class A(a)	19,087	430,985
Codexis, Inc.(a)	101,790	313,513
Cytek Biosciences, Inc.(a)	32,907	182,305
Maravai LifeSciences Holdings, Inc., Class A(a)	65,202	541,829
Medpace Holdings, Inc.(a)	2,398	800,452
Personalis, Inc.(a)	75,642	406,954
Seer, Inc., Class A(a)	137,757	271,381

		2,947,419

Machinery — 4.4%
Alamo Group, Inc.	7,046	1,269,196
Atmus Filtration Technologies, Inc.	27,225	1,021,754
Blue Bird Corp.(a)(b)	23,472	1,125,717
Chart Industries, Inc.(a)(b)	14,225	1,765,891
Donaldson Co., Inc.	340	25,058
Energy Recovery, Inc.(a)	2,665	46,344
Federal Signal Corp.	25,654	2,397,623
Flowserve Corp.	92,374	4,774,812
Franklin Electric Co., Inc.	9,936	1,041,492
Kadant, Inc.	2,723	920,374
Luxfer Holdings PLC	4,355	56,397
Miller Industries, Inc.	2,707	165,127
Mueller Industries, Inc.(b)	39,296	2,911,834
Mueller Water Products, Inc., Class A	59,099	1,282,448
Oshkosh Corp.	24,465	2,451,638
SPX Technologies, Inc.(a)	1,966	313,498
Tennant Co.	2,016	193,617
Trinity Industries, Inc.	16,837	586,601
Watts Water Technologies, Inc., Class A	20,109	4,166,384

		26,515,805

Media — 0.4%
EW Scripps Co. (The), Class A(a)	43,703	98,113
Magnite, Inc.(a)	50,168	694,827
PubMatic, Inc., Class A(a)	17,252	256,537
TechTarget, Inc.(a)	5,745	140,465
Thryv Holdings, Inc.(a)	57,628	992,931

		2,182,873

Metals & Mining — 1.8%
Alcoa Corp.	5,625	217,012
Alpha Metallurgical Resources, Inc.	7,142	1,686,798
Carpenter Technology Corp.	16,367	2,611,846
Century Aluminum Co.(a)	101,439	1,646,355
Hecla Mining Co.	124,228	828,601
Kaiser Aluminum Corp.	23,430	1,699,144
Materion Corp.	13,849	1,549,149
NioCorp Developments Ltd.(a)(b)	38,227	83,335
Olympic Steel, Inc.	7,180	280,020
Piedmont Lithium, Inc.(a)	10,679	95,363
Tredegar Corp.(a)	18,103	131,971

		10,829,594

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
TPG RE Finance Trust, Inc.	7,670	65,425

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (continued) September 30, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Office REITs — 0.1%
Brandywine Realty Trust	23,816	$129,559
Kilroy Realty Corp.	17,929	693,852

		823,411

Oil, Gas & Consumable Fuels — 1.0%
Ardmore Shipping Corp.	8	145
Civitas Resources, Inc.	4,638	235,007
DHT Holdings, Inc.	4	44
Magnolia Oil & Gas Corp., Class A	62,002	1,514,089
Ovintiv, Inc.	39,720	1,521,673
Par Pacific Holdings, Inc.(a)	4,554	80,150
PBF Energy, Inc., Class A	821	25,410
Plains GP Holdings LP, Class A	111,889	2,069,947
REX American Resources Corp.(a)	12,183	563,951

		6,010,416

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	15,416	1,656,603

Passenger Airlines — 0.2%
SkyWest, Inc.(a)	10,796	917,876
Sun Country Airlines Holdings, Inc.(a)	32,817	367,879

		1,285,755

Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	6,259	380,047

Pharmaceuticals — 3.3%
Amneal Pharmaceuticals, Inc., Class A(a)	31,021	258,095
Amphastar Pharmaceuticals, Inc.(a)	22,533	1,093,526
Arvinas, Inc.(a)	51,982	1,280,317
Atea Pharmaceuticals, Inc.(a)	137,951	462,136
Axsome Therapeutics, Inc.(a)	10,380	932,851
Biote Corp., Class A(a)	433	2,416
Collegium Pharmaceutical, Inc.(a)(b)	10,884	420,558
Corcept Therapeutics, Inc.(a)(b)	111,498	5,160,127
Edgewise Therapeutics, Inc.(a)	49,186	1,312,774
Elanco Animal Health, Inc.(a)	6,823	100,230
Enliven Therapeutics, Inc.(a)	3,410	87,091
Esperion Therapeutics, Inc.(a)	19,618	32,370
Evolus, Inc.(a)	31,666	512,989
EyePoint Pharmaceuticals, Inc.(a)	803	6,416
Fulcrum Therapeutics, Inc.(a)	72,680	259,468
Harmony Biosciences Holdings, Inc.(a)(b)	49,659	1,986,360
Harrow, Inc.(a)	13,769	619,054
Intra-Cellular Therapies, Inc.(a)	6,115	447,435
Jazz Pharmaceuticals PLC(a)	2,794	311,280
Longboard Pharmaceuticals, Inc.(a)	9,150	304,970
Mind Medicine MindMed, Inc.(a)	31,658	180,134
Nektar Therapeutics(a)	36,427	47,355
Nuvation Bio, Inc., Class A(a)	77,629	177,770
Ocular Therapeutix, Inc.(a)	6,663	57,968
Phibro Animal Health Corp., Class A	52,540	1,183,201
Prestige Consumer Healthcare, Inc.(a)	2,330	167,993
Revance Therapeutics, Inc.(a)	46,207	239,814
Scilex Holding Co. (Acquired 05/03/22, cost $349,038)(a)(b)(c)	29,374	26,231
SIGA Technologies, Inc.	32,863	221,825
Supernus Pharmaceuticals, Inc.(a)	21,346	665,568
Tarsus Pharmaceuticals, Inc.(a)	25,275	831,295
Terns Pharmaceuticals, Inc.(a)	35,815	298,697
Trevi Therapeutics, Inc.(a)	1,021	3,410
WaVe Life Sciences Ltd.(a)	25,768	211,298
Xeris Biopharma Holdings, Inc.(a)	59,644	169,985

		20,073,007

Security	Shares	Value

Professional Services — 5.2%
CACI International, Inc., Class A(a)	2,459	$1,240,713
CBIZ, Inc.(a)	1,883	126,707
CRA International, Inc.	6,855	1,201,819
CSG Systems International, Inc.	5,829	283,581
ExlService Holdings, Inc.(a)	248,107	9,465,282
Exponent, Inc.	14,479	1,669,139
Franklin Covey Co.(a)	10,856	446,507
FTI Consulting, Inc.(a)	12,780	2,908,217
IBEX Holdings Ltd.(a)	1,904	38,042
Insperity, Inc.	54,576	4,802,688
Kforce, Inc.	1,182	72,634
Maximus, Inc.	66,545	6,199,332
Robert Half, Inc.	10,743	724,186
TriNet Group, Inc.	22,320	2,164,370
Verra Mobility Corp., Class A(a)	4,136	115,022

		31,458,239

Real Estate Management & Development — 0.4%
Real Brokerage, Inc. (The)(a)(b)	37,499	208,119
RMR Group, Inc. (The), Class A	6	152
St. Joe Co. (The)	37,989	2,215,139

		2,423,410

Retail REITs — 0.1%
Kite Realty Group Trust	235	6,242
Saul Centers, Inc.	2,812	117,991
Tanger, Inc.	20,110	667,250

		791,483

Semiconductors & Semiconductor Equipment — 4.7%
ACM Research, Inc., Class A(a)	27,638	561,051
Ambarella, Inc.(a)	29,674	1,673,762
Axcelis Technologies, Inc.(a)(b)	19,477	2,042,163
Credo Technology Group Holding Ltd.(a)	74,724	2,301,499
Diodes, Inc.(a)	26,036	1,668,647
FormFactor, Inc.(a)	14,873	684,158
Ichor Holdings Ltd.(a)	15,910	506,097
Impinj, Inc.(a)(b)	12,125	2,625,305
MaxLinear, Inc.(a)	40,179	581,792
Onto Innovation, Inc.(a)	16,995	3,527,482
Photronics, Inc.(a)	5,094	126,127
Power Integrations, Inc.	35,565	2,280,428
Rambus, Inc.(a)	35,081	1,481,120
Semtech Corp.(a)	27,792	1,268,983
Silicon Laboratories, Inc.(a)(b)	16,157	1,867,265
SiTime Corp.(a)	7,606	1,304,505
Synaptics, Inc.(a)	47,684	3,699,325
Ultra Clean Holdings, Inc.(a)	12,735	508,509

		28,708,218

Software — 11.3%
8x8, Inc.(a)	124,309	253,590
A10 Networks, Inc.	11,763	169,858
ACI Worldwide, Inc.(a)	158,916	8,088,824
Agilysys, Inc.(a)	5,704	621,565
Alarm.com Holdings, Inc.(a)	43,912	2,400,669
Amplitude, Inc., Class A(a)	41,564	372,829
Appian Corp., Class A(a)	4,866	166,125
Asana, Inc., Class A(a)	8,578	99,419
BlackLine, Inc.(a)	37,034	2,042,055
Blend Labs, Inc., Class A(a)	10,017	37,564
Box, Inc., Class A(a)	105,420	3,450,397
Braze, Inc., Class A(a)	67,505	2,183,112
C3.ai, Inc., Class A(a)(b)	81,058	1,964,035
Cleanspark, Inc.(a)	26,625	248,677

8	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Clear Secure, Inc., Class A	27,259	$903,363
Clearwater Analytics Holdings, Inc., Class A(a)	3,993	100,823
CommVault Systems, Inc.(a)	28,970	4,457,034
Confluent, Inc., Class A(a)	51,954	1,058,823
Domo, Inc., Class B(a)	12,366	92,869
DoubleVerify Holdings, Inc.(a)	7,054	118,789
Dropbox, Inc., Class A(a)	1,623	41,273
Expensify, Inc., Class A(a)	31,931	62,585
Freshworks, Inc., Class A(a)	51,130	586,972
Gitlab, Inc., Class A(a)	10,708	551,890
Informatica, Inc., Class A(a)	14,686	371,262
Intapp, Inc.(a)	13,271	634,752
Klaviyo, Inc., Class A(a)	1,991	70,442
LiveRamp Holdings, Inc.(a)	81,051	2,008,444
MARA Holdings, Inc.(a)(b)	37,466	607,699
Matterport, Inc., Class A(a)	82,518	371,331
N-able, Inc.(a)	19,903	259,933
Olo, Inc., Class A(a)	259,858	1,288,896
OneSpan, Inc.(a)	11,697	194,989
Ooma, Inc.(a)	223,336	2,543,797
PagerDuty, Inc.(a)	18,047	334,772
Pegasystems, Inc.	10,836	792,003
PROS Holdings, Inc.(a)	20,122	372,659
Q2 Holdings, Inc.(a)	30,266	2,414,319
Qualys, Inc.(a)	21,018	2,699,972
Rapid7, Inc.(a)	28,528	1,137,982
Red Violet, Inc.(a)	28,791	819,104
RingCentral, Inc., Class A(a)	38,117	1,205,641
SEMrush Holdings, Inc., Class A(a)	31,078	488,235
Smartsheet, Inc., Class A(a)	12,607	697,924
SoundThinking, Inc.(a)	42,175	488,808
Sprout Social, Inc., Class A(a)	4,546	132,152
SPS Commerce, Inc.(a)	10,762	2,089,658
Tenable Holdings, Inc.(a)	46,308	1,876,400
Varonis Systems, Inc.(a)	78,315	4,424,797
Verint Systems, Inc.(a)(b)	15,172	384,307
Weave Communications, Inc.(a)	37,695	482,496
Workiva, Inc., Class A(a)	54,169	4,285,851
Yext, Inc.(a)	71,990	498,171
Zeta Global Holdings Corp., Class A(a)	112,296	3,349,790
Zuora, Inc., Class A(a)	139,782	1,204,921

		68,604,647

Specialized REITs — 0.1%
Lamar Advertising Co., Class A	3,695	493,652

Specialty Retail — 3.2%
Abercrombie & Fitch Co., Class A(a)(b)	32,500	4,546,750
American Eagle Outfitters, Inc.	49,772	1,114,395
Boot Barn Holdings, Inc.(a)(b)	22,582	3,777,517
CarParts.com, Inc.(a)	174,458	158,111
Carvana Co., Class A(a)	4,302	749,021
Chewy, Inc., Class A(a)	13,152	385,222
Duluth Holdings, Inc., Class B(a)	35,126	132,074
Foot Locker, Inc.	774	20,000
Gap, Inc. (The)	5,635	124,252
Genesco, Inc.(a)	11,375	309,059
Group 1 Automotive, Inc.	541	207,225
Haverty Furniture Cos., Inc.	5	137
Lands’ End, Inc.(a)	9,148	157,986
National Vision Holdings, Inc.(a)	56,660	618,161
Revolve Group, Inc., Class A(a)(b)	37,482	928,804
RH(a)	589	196,979
Sonic Automotive, Inc., Class A	1,817	106,258

Security	Shares	Value

Specialty Retail (continued)
Stitch Fix, Inc., Class A(a)	143,375	$404,318
Upbound Group, Inc.	58,599	1,874,582
Warby Parker, Inc., Class A(a)	89,670	1,464,311
Wayfair, Inc., Class A(a)	15,726	883,487
Winmark Corp.	693	265,370
Zumiez, Inc.(a)	39,595	843,373

		19,267,392

Textiles, Apparel & Luxury Goods — 0.9%
Figs, Inc., Class A(a)	52,462	358,840
Kontoor Brands, Inc.	3,723	304,467
Ralph Lauren Corp., Class A	6,889	1,335,570
Skechers U.S.A., Inc., Class A(a)	21,582	1,444,267
Steven Madden Ltd.	42,048	2,059,932

		5,503,076

Tobacco — 0.1%
Vector Group Ltd.	28,455	424,549

Trading Companies & Distributors — 3.5%
Applied Industrial Technologies, Inc.	16,921	3,775,583
Beacon Roofing Supply, Inc.(a)	9,568	826,962
BlueLinx Holdings, Inc.(a)	6,726	709,055
Boise Cascade Co.	35,805	5,047,789
FTAI Aviation Ltd.	38,838	5,161,570
Global Industrial Co.	14,407	489,406
Herc Holdings, Inc.	24,960	3,979,373
McGrath RentCorp	10,804	1,137,445
MRC Global, Inc.(a)	20,414	260,074

		21,387,257

Total Common Stocks — 98.9% (Cost: $493,650,897)		597,906,521

Preferred Securities

Preferred Stocks — 0.2%

Software — 0.2%
Illumio, Inc., Series C (Acquired 03/10/15, cost $1,000,317)(a)(c)(d)	311,155	1,487,321

Technology Hardware, Storage & Peripherals — 0.0%
AliphCom
Series 6, 0.00%, (Acquired 12/16/15, cost $0)(a)(c)(d)	8,264	—
Series 8, 0.00%(a)(d)	192,156	2

		2

Total Preferred Securities — 0.2% (Cost: $2,175,302)		1,487,323

Rights

Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(a)(d)	18,964	9,103
Albireo Pharma Inc., CVR(a)(d)	7,975	27,673
Chinook Therapeutics, Inc., CVR(a)(d)	7,289	6,123
Flexion Therapeutics, Inc., CVR(a)(d)	33,053	19,171
INHIBRX, Inc., CVR(a)(d)	196	219
Prevail Therapeutics, Inc., CVR(a)(d)	10,004	5,002

		67,291

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) September 30, 2024	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	$15,454

Total Rights — 0.0% (Cost: $ —)		82,745

Total Long-Term Investments — 99.1% (Cost: $495,826,199)		599,476,589

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(e)(f)(g)	33,944,019	33,974,569
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(e)(f)	5,979,615	5,979,615

Total Short-Term Securities — 6.6% (Cost: $39,936,775)		39,954,184

Total Investments — 105.7% (Cost: $535,762,974)		639,430,773

Liabilities in Excess of Other Assets — (5.7)%		(34,600,689)

Net Assets — 100.0%		$604,830,084

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,513,552, representing 0.3% of its net assets as of period end, and an original cost of $1,349,355.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$33,955,909	(a)	$—		$1,251	$17,409	$33,974,569	33,944,019	$76,641	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,598,231	1,381,384	(a)	—		—	—	5,979,615	5,979,615	278,613		—

SL Liquidity Series, LLC, Money Market Series(c)	19,015,072	—		(19,012,786	)(a)	14,039	(16,325)	—	—	45,312	(b)	—

						$15,290	$1,084	$39,954,184		$400,566		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

10	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2024	BlackRock Advantage Small Cap Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	58	12/20/24	$6,523	$67,666

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$67,666	$—	$—	$—	$67,666

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended September 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,081,701	$—	$—	$—	$1,081,701

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$212,034	$—	$—	$—	$212,034

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$5,650,029

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$6,737,277	$—	$—	$6,737,277
Automobile Components	11,311,543	—	—	11,311,543
Banks	2,162,652	—	—	2,162,652
Beverages	5,398	—	—	5,398
Biotechnology	84,613,221	—	—	84,613,221
Broadline Retail	53,642	—	—	53,642

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) September 30, 2024	BlackRock Advantage Small Cap Growth Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Building Products	$17,467,909	$—	$—	$17,467,909
Capital Markets	14,551,040	—	—	14,551,040
Chemicals	4,341,765	—	—	4,341,765
Commercial Services & Supplies	1,602,859	—	—	1,602,859
Communications Equipment	2,169,033	—	—	2,169,033
Construction & Engineering	21,099,315	—	—	21,099,315
Consumer Finance	10,785,047	—	—	10,785,047
Consumer Staples Distribution & Retail	6,237,259	—	—	6,237,259
Diversified Consumer Services	4,824,280	—	—	4,824,280
Diversified REITs	385,631	—	—	385,631
Diversified Telecommunication Services	1,070,050	—	—	1,070,050
Electric Utilities	742,996	—	—	742,996
Electrical Equipment	7,598,557	—	—	7,598,557
Electronic Equipment, Instruments & Components	22,071,328	—	—	22,071,328
Energy Equipment & Services	13,771,165	—	—	13,771,165
Entertainment	1,157,923	—	—	1,157,923
Financial Services	8,684,499	—	—	8,684,499
Food Products	2,997,106	—	—	2,997,106
Ground Transportation	650,499	—	—	650,499
Health Care Equipment & Supplies	25,571,646	—	—	25,571,646
Health Care Providers & Services	25,091,133	—	—	25,091,133
Health Care Technology	3,781,151	—	—	3,781,151
Hotel & Resort REITs	682,875	—	—	682,875
Hotels, Restaurants & Leisure	9,822,769	—	—	9,822,769
Household Durables	12,906,903	—	—	12,906,903
Household Products	454,617	—	—	454,617
Industrial Conglomerates	326,377	—	—	326,377
Industrial REITs	873,232	—	—	873,232
Insurance	4,201,879	—	—	4,201,879
Interactive Media & Services	8,671,379	—	—	8,671,379
IT Services	4,253,752	—	—	4,253,752
Leisure Products	2,344,536	—	—	2,344,536
Life Sciences Tools & Services	2,947,419	—	—	2,947,419
Machinery	26,515,805	—	—	26,515,805
Media	2,182,873	—	—	2,182,873
Metals & Mining	10,829,594	—	—	10,829,594
Mortgage Real Estate Investment Trusts (REITs)	65,425	—	—	65,425
Office REITs	823,411	—	—	823,411
Oil, Gas & Consumable Fuels	6,010,416	—	—	6,010,416
Paper & Forest Products	1,656,603	—	—	1,656,603
Passenger Airlines	1,285,755	—	—	1,285,755
Personal Care Products	380,047	—	—	380,047
Pharmaceuticals	20,046,776	26,231	—	20,073,007
Professional Services	31,458,239	—	—	31,458,239
Real Estate Management & Development	2,423,410	—	—	2,423,410
Retail REITs	791,483	—	—	791,483
Semiconductors & Semiconductor Equipment	28,708,218	—	—	28,708,218
Software	68,604,647	—	—	68,604,647
Specialized REITs	493,652	—	—	493,652
Specialty Retail	19,267,392	—	—	19,267,392
Textiles, Apparel & Luxury Goods	5,503,076	—	—	5,503,076
Tobacco	424,549	—	—	424,549
Trading Companies & Distributors	21,387,257	—	—	21,387,257
Preferred Securities	—	—	1,487,323	1,487,323
Rights	15,454	—	67,291	82,745
Short-Term Securities
Money Market Funds	39,954,184	—	—	39,954,184

	$637,849,928	$26,231	$1,554,614	$639,430,773

12	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2024	BlackRock Advantage Small Cap Growth Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$67,666	$—	$—	$67,666

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Statement of Assets and Liabilities

September 30, 2024

BlackRock Advantage Small Cap Growth Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$599,476,589
Investments, at value — affiliated(c)	39,954,184
Cash pledged:
Futures contracts	438,000
Foreign currency, at value(d)	13,681
Receivables:
Investments sold	3,449,226
Securities lending income — affiliated	7,302
Capital shares sold	735,426
Dividends — unaffiliated	84,692
Dividends — affiliated	22,893
From the Manager	45,079
Variation margin on futures contracts	13,980
Prepaid expenses	31,398

Total assets	644,272,450

LIABILITIES
Collateral on securities loaned	33,955,909
Payables:
Investments purchased	3,381,745
Administration fees	20,397
Capital shares redeemed	1,520,318
Investment advisory fees	123,362
Trustees’ and Officer’s fees	2,192
Other accrued expenses	370,401
Other affiliate fees	5,790
Professional fees	25,917
Service and distribution fees	36,335

Total liabilities	39,442,366

Commitments and contingent liabilities

NET ASSETS	$604,830,084

NET ASSETS CONSIST OF:
Paid-in capital	$560,659,251
Accumulated earnings	44,170,833

NET ASSETS	$604,830,084

(a) Investments, at cost — unaffiliated	$495,826,199
(b) Securities loaned, at value	$33,211,317
(c) Investments, at cost — affiliated	$39,936,775
(d) Foreign currency, at cost	$12,482

14	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (continued)

September 30, 2024

BlackRock Advantage Small Cap Growth Fund
NET ASSET VALUE

Institutional
Net assets	$381,437,251

Shares outstanding	17,826,778

Net asset value	$21.40

Shares authorized	Unlimited

Par value	$0.001

Investor A
Net assets	$165,782,943

Shares outstanding	12,329,682

Net asset value	$13.45

Shares authorized	Unlimited

Par value	$0.001

Class K
Net assets	$50,328,827

Shares outstanding	2,351,810

Net asset value	$21.40

Shares authorized	Unlimited

Par value	$0.001

Class R
Net assets	$7,281,063

Shares outstanding	541,428

Net asset value	$13.45

Shares authorized	Unlimited

Par value	$0.001

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	15

Statement of Operations

Year Ended September 30, 2024

BlackRock Advantage Small Cap Growth Fund

INVESTMENT INCOME
Dividends — unaffiliated	$3,697,041
Dividends — affiliated	278,613
Securities lending income — affiliated — net	121,953
Foreign taxes withheld	(8,808)

Total investment income	4,088,799

EXPENSES
Investment advisory	2,502,984
Transfer agent — class specific	876,457
Service and distribution — class specific	423,653
Administration	234,923
Custodian	212,427
Professional	135,381
Administration — class specific	111,268
Registration	76,290
Accounting services	66,730
Printing and postage	43,059
Trustees and Officer	10,665
Miscellaneous	41,800

Total expenses excluding interest expense	4,735,637
Interest expense	485

Total expenses	4,736,122
Less:
Administration fees waived by the Manager — class specific	(111,268)
Fees waived and/or reimbursed by the Manager	(821,230)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(621,631)

Total expenses after fees waived and/or reimbursed	3,181,993

Net investment income	906,806

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	59,330,618
Investments — affiliated	15,290
Futures contracts	1,081,701

$60,427,609

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	81,131,327
Investments — affiliated	1,084
Futures contracts	212,034
Foreign currency translations	1,192

81,345,637

Net realized and unrealized gain	141,773,246

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$142,680,052

See notes to financial statements.

16	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Advantage Small Cap Growth Fund

	Year Ended 09/30/24	Year Ended 09/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$906,806	$818,535
Net realized gain (loss)	60,427,609	(4,264,717)
Net change in unrealized appreciation (depreciation)	81,345,637	56,948,937

Net increase in net assets resulting from operations	142,680,052	53,502,755

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(857,268)	(1,469,010)
Investor A	(288,412)	(805,964)
Class K	(132,903)	(196,279)
Class R	—	(16,243)

Decrease in net assets resulting from distributions to shareholders	(1,278,583)	(2,487,496)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(35,623,415)	(42,496,028)

NET ASSETS
Total increase in net assets	105,778,054	8,519,231
Beginning of year	499,052,030	490,532,799

End of year	$604,830,084	$499,052,030

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	17

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund

	Institutional

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of year	$16.58	$15.04	$25.11	$19.86	$18.01

Net investment income(a)	0.04	0.04	0.04	0.01	0.05
Net realized and unrealized gain (loss)	4.83	1.57	(6.20)	6.54	2.84

Net increase (decrease) from investment operations	4.87	1.61	(6.16)	6.55	2.89

Distributions(b)
From net investment income	(0.05)	(0.07)	—	(0.01)	(0.07)
From net realized gain	—	—	(3.91)	(1.29)	(0.97)

Total distributions	(0.05)	(0.07)	(3.91)	(1.30)	(1.04)

Net asset value, end of year	$21.40	$16.58	$15.04	$25.11	$19.86

Total Return(c)
Based on net asset value	29.42%	10.72%	(29.20)%	33.89%	16.32%

Ratios to Average Net Assets(d)
Total expenses	0.79%	0.82%	0.71%	0.68%	0.73%

Total expenses after fees waived and/or reimbursed	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.23%	0.23%	0.22%	0.04%	0.25%

Supplemental Data
Net assets, end of year (000)	$381,437	$304,607	$300,391	$743,578	$508,084

Portfolio turnover rate	148%	133%	102%	125%	126%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

18	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Investor A

	Year Ended 09/30/24		Year Ended 09/30/23		Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of year	$10.43		$9.50		$17.27	$14.01	$12.98

Net investment income (loss)(a)	(0.00	)(b)	(0.00	)(b)	0.00 (c)	(0.04)	0.00	(c)
Net realized and unrealized gain (loss)	3.04		0.98		(3.90)	4.57	2.04

Net increase (decrease) from investment operations	3.04		0.98		(3.90)	4.53	2.04

Distributions(d)
From net investment income	(0.02)		(0.05)		—	—	(0.04)
From net realized gain	—		—		(3.87)	(1.27)	(0.97)

Total distributions	(0.02)		(0.05)		(3.87)	(1.27)	(1.01)

Net asset value, end of year	$13.45		$10.43		$9.50	$17.27	$14.01

Total Return(e)
Based on net asset value	29.20%		10.32%		(29.32)%	33.54%	16.03%

Ratios to Average Net Assets(f)
Total expenses	1.04%		1.06%		0.97%	0.96%	1.02%

Total expenses after fees waived and/or reimbursed	0.75%		0.75%		0.75%	0.75%	0.75%

Net investment income (loss)	(0.01)%		(0.02)%		0.01%	(0.21)%	0.00	%(g)

Supplemental Data
Net assets, end of year (000)	$165,783		$148,563		$149,192	$225,211	$168,457

Portfolio turnover rate	148%		133%		102%	125%	126%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Class K

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of year	$16.58	$15.05	$25.11	$19.86	$18.01

Net investment income(a)	0.05	0.05	0.06	0.02	0.05
Net realized and unrealized gain (loss)	4.83	1.57	(6.20)	6.54	2.85

Net increase (decrease) from investment operations	4.88	1.62	(6.14)	6.56	2.90

Distributions(b)
From net investment income	(0.06)	(0.09)	—	(0.02)	(0.08)
From net realized gain	—	—	(3.92)	(1.29)	(0.97)

Total distributions	(0.06)	(0.09)	(3.92)	(1.31)	(1.05)

Net asset value, end of year	$21.40	$16.58	$15.05	$25.11	$19.86

Total Return(c)
Based on net asset value	29.48%	10.72%	(29.12)%	33.94%	16.37%

Ratios to Average Net Assets(d)
Total expenses	0.64%	0.65%	0.57%	0.56%	0.58%

Total expenses after fees waived and/or reimbursed	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.28%	0.28%	0.33%	0.08%	0.27%

Supplemental Data
Net assets, end of year (000)	$50,329	$38,981	$34,153	$36,442	$13,264

Portfolio turnover rate	148%	133%	102%	125%	126%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

20	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Class R

	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of year	$10.44	$9.50	$17.26	$13.99	$12.96

Net investment loss(a)	(0.03)	(0.03)	(0.03)	(0.08)	(0.03)
Net realized and unrealized gain (loss)	3.04	0.99	(3.92)	4.57	2.03

Net increase (decrease) from investment operations	3.01	0.96	(3.95)	4.49	2.00

Distributions(b)
From net investment income	—	(0.02)	—	—	—
From net realized gain	—	—	(3.81)	(1.22)	(0.97)

Total distributions	—	(0.02)	(3.81)	(1.22)	(0.97)

Net asset value, end of year	$13.45	$10.44	$9.50	$17.26	$13.99

Total Return(c)
Based on net asset value	28.83%	10.14%	(29.57)%	33.25%	15.75%

Ratios to Average Net Assets(d)
Total expenses	1.34%	1.35%	1.29%	1.26%	1.27%

Total expenses after fees waived and/or reimbursed	1.00%	1.00%	1.00%	1.00%	1.00%

Net investment loss	(0.26)%	(0.27)%	(0.25)%	(0.45)%	(0.24)%

Supplemental Data
Net assets, end of year (000)	$7,281	$6,901	$6,797	$11,713	$11,314

Portfolio turnover rate	148%	133%	102%	125%	126%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements

1. ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Advantage Small Cap Growth Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege

Institutional, Class K and Class R Shares	No	No	None

Investor A Shares	Yes	No(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

22	2 0 2 4 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (continued)

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
BofA Securities, Inc.	$601,616	$(601,616)	$—		$—
Citigroup Global Markets, Inc.	1,617,356	(1,617,356)	—		—
Goldman Sachs & Co. LLC	13,507,589	(13,507,589)	—		—
J.P. Morgan Securities LLC	14,304,661	(14,304,661)	—		—
Jefferies LLC	295,627	(295,627)	—		—
National Financial Services LLC	627,681	(627,681)	—		—
State Street Bank & Trust Co.	1,195,676	(1,195,676)	—		—
Toronto-Dominion Bank	1,061,111	(1,061,111)	—		—

	$33,211,317	$(33,211,317)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.45%
$1 billion — $3 billion	0.42
$3 billion — $5 billion	0.41
$5 billion — $10 billion	0.39
Greater than $10 billion	0.38

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (continued)

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Class R	0.25	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended September 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Class R	Total

Service and distribution — class specific	$ 387,257	$ 36,396	$ 423,653

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended September 30, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Class R	Total

Administration — class specific	$ 69,756	$ 30,957	$ 9,100	$ 1,455	$ 111,268

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2024, the Fund paid $22,406 for the Fund’s Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Class K	Class R	Total

Reimbursed amounts	$ 986	$ 10,453	$ 125	$ 85	$ 11,649

For the year ended September 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Class K	Class R	Total

Transfer agent — class specific	$ 583,637	$ 265,547	$ 10,747	$ 16,526	$ 876,457

Other Fees: For the year ended September 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $3,816.

For the year ended September 30, 2024, affiliates received CDSCs in the amount of $1,169 for Investor A Shares.

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended September 30, 2024, the amount waived was $4,017.

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Notes to Financial Statements (continued)

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended September 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Class K	Class R

0.50%	0.75%	0.45%	1.00%

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended September 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $817,213, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended September 30, 2024, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Class K	Class R	Total

Administration fees waived by the Manager — class specific	$69,756	$30,957	$9,100	$1,455	$111,268
Transfer agent fees waived and/or reimbursed by the Manager — class specific	409,258	188,716	10,747	12,910	621,631

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended September 30, 2024, the Fund paid BIM $28,123 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended September 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain

$ 18,775,484	$ 52,835,232	$ 7,858,984

7.	PURCHASES AND SALES

For the year ended September 30, 2024, purchases and sales of investments, excluding short-term securities, were $820,516,528 and $854,927,641, respectively.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (continued)

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

The tax character of distributions paid was as follows:

	Year Ended 09/30/24	Year Ended 09/30/23

Ordinary income	$1,278,583	$2,487,496

As of September 30, 2024, the tax components of accumulated earnings were as follows:

Fund Name	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total

Advantage Small Cap Growth	$1,203,204	$(49,150,042)	$92,117,671	$44,170,833

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and characterization of corporate actions.

During the year ended September 30, 2024, the Fund utilized the following amount of its capital loss carryforwards:

Advantage Small Cap Growth
Amount utilized	$53,738,679

As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Amounts

Tax cost	$547,314,302

Gross unrealized appreciation	$111,847,096
Gross unrealized depreciation	(19,730,625)

Net unrealized appreciation (depreciation)	$92,116,471

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2024, the Fund did not borrow under the credit agreement.

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Notes to Financial Statements (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (continued)

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 09/30/24		Year Ended 09/30/23

Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	4,096,566	$76,978,397	4,465,433	$74,794,063

Shares issued in reinvestment of distributions	42,643	741,557	76,411	1,295,932

Shares redeemed	(4,688,237)	(89,415,569)	(6,132,423)	(103,740,779)

	(549,028)	$(11,695,615)	(1,590,579)	$(27,650,784)

Investor A

Shares sold and automatic conversion of shares	1,931,309	$23,445,354	1,384,805	$14,706,544

Shares issued in reinvestment of distributions	25,647	280,839	73,507	786,533

Shares redeemed	(3,864,424)	(45,866,954)	(2,927,820)	(31,070,783)

	(1,907,468)	$(22,140,761)	(1,469,508)	$(15,577,706)

Class K

Shares sold	701,966	$13,161,286	714,064	$11,986,320

Shares issued in reinvestment of distributions	7,173	124,658	10,941	185,452

Shares redeemed	(708,616)	(13,602,333)	(643,175)	(10,851,855)

	523	$(316,389)	81,830	$1,319,917

Class R

Shares sold	120,829	$1,446,377	177,819	$1,927,376

Shares issued in reinvestment of distributions	—	—	1,514	16,241

Shares redeemed	(240,240)	(2,917,027)	(233,619)	(2,531,072)

	(119,411)	$(1,470,650)	(54,286)	$(587,455)

	(2,575,384)	$(35,623,415)	(3,032,543)	$(42,496,028)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Advantage Small Cap Growth Fund and the Board of Trustees of BlackRock FundsSM:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of BlackRock Advantage Small Cap Growth Fund of BlackRock FundsSM (the “Fund”), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

November 21, 2024

We have served as the auditor of one or more BlackRock investment companies since 1992.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	31

Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended September 30, 2024:

Fund Name	Qualified Dividend Income

BlackRock Advantage Small Cap Growth Fund	$ 3,411,497

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended September 30, 2024:

Fund Name	Federal Obligation Interest

BlackRock Advantage Small Cap Growth Fund	$ 16,808

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2024 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

BlackRock Advantage Small Cap Growth Fund	100.00%

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2024:

Fund Name	Interest Dividends

BlackRock Advantage Small Cap Growth Fund	$ 106,764

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations, for the fiscal year ended September 30, 2024:

Fund Name	Interest-Related Dividends

BlackRock Advantage Small Cap Growth Fund	$ 107,222

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Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of Advantage Small Cap Growth Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	33

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, third and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability

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Disclosure of Investment Advisory Agreement (continued)

analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure , fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	35

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110
Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001
Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	37

Glossary of Terms Used in this Report

Portfolio Abbreviation

CVR	Contingent Value Rights

LP	Limited Partnership

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: November 21, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: November 21, 2024